SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - US$1=RMB [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Year-end spot rate	$ 6.9680	$ 6.8776	$ 6.5074
Average rate	$ 6.9088	$ 6.6163	$ 6.7578